Inventories, Net - Schedule of Inventory Provision (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)	Jun. 30, 2026 USD ($)
Schedule Of Inventory Provision Abstract
Beginning balance of the year/period	$ 127,570	$ 16,267	$ 92,121
Reserve of provisional	(127,570)		0	$ 0
Addition	3,180,188	389,266	35,449
Ending balance of the year/period	$ 3,180,188	$ 405,533	$ 127,570